S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - SLG SPAC Fund LLC [Member]	Oct. 21, 2026 shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,150,000
Repaid in Cash for Non-convertible Notes and Contributions into Trust Account [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	The Sponsor has advanced approximately $ million to SPKL under the Non-Convertible Note, which includes an aggregate of $ in Contributions deposited into the Trust Account as of , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.
Repaid in Cash for Convertible Notes [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	The Sponsor has advanced approximately $million to SPKL under the Convertible Note, as of , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of which $ will be repaid in cash.
ZincFive Warrants for Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,245,268
Reimbursement of Out-of-Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	$ in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.
ZincFive Warrants for Working Capital Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000